Debt Future Repayments (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Long-term Debt, by Maturity [Abstract]
Repayments Of Principal In Next Twelve Months	$ 105.7
Repayments Of Principal In Year Two	351.9
Repayments Of Principal In Year Three	4.6
Repayments Of Principal In Year Four	401.7
Repayments Of Principal In Year Five	708.8
Repayments Of Principal After Year Five	530.9
Total Repayments Of Principal	2,103.6
Unamortized Discount	3.8
Fair value of interest rate hedge included in debt carrying value	37.3
Debt Obligations - Carrying Value	$ 2,137.1	$ 2,181.5